DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES - Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative assets	$ 49,353	$ 56,515
Derivative liabilities	0	(554)
Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	0	5,742
Other assets
Derivatives, Fair Value [Line Items]
Derivative assets	49,353	50,773
Other non-current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	(554)
Designated as Hedging Instrument | Derivatives Designated as Cash Flow Hedges | Interest rate swaps | Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	0	5,742
Designated as Hedging Instrument | Derivatives Designated as Cash Flow Hedges | Interest rate swaps | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets	49,353	37,983
Designated as Hedging Instrument | Derivatives Designated as Cash Flow Hedges | Interest rate swaps | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	(546)
Designated as Hedging Instrument | Derivatives Designated as Cash Flow Hedges | Forward-starting interest rate swaps | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets	0	12,790
Designated as Hedging Instrument | Derivatives Designated as Cash Flow Hedges | Forward-starting interest rate swaps | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 0	$ (8)